Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of preliminary allocation of the purchase price
Total purchase price – fair value of common stock issued	$2,584,090
Fair value of tangible assets acquired:
Cash	$1,367,211
Receivables	536,406
Inventory	881,273
Property and equipment	245,479
Other assets	359,587
Fair value of identifiable intangible assets acquired:
Customer relationships	1,094,000
Developed technology	458,000
Trademarks and tradenames	461,000
Fair value of goodwill	600,814
Deferred tax liabilities, net	129,095
Fair value of liabilities assumed	3,290,585
$2,584,090

Schedule of unaudited pro forma financial information
December 31,
Unaudited pro forma results	2015
Revenues	$5,231,844
Net loss	$(20,751,552)
Net loss per share	$(63.00)